Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities

10. Other liabilities

Other accrued liabilities (current) are comprised of the following:

December 31 (millions)	2012	2011
Payrolls and commissions	$128.7	$120.9
Accrued vacations	70.2	70.4
Taxes other than income taxes	48.4	49.8
Income taxes	47.8	28.8
Postretirement	26.8	28.7
Accrued interest	4.7	14.6
Other	85.3	112.3
Total other accrued liabilities	$411.9	$425.5